Schedule I - Financial Information of Registrant	12 Months Ended
Dec. 31, 2014
S1-Statement of Operations [Abstract]
Schedule I - Financial Information of Registrant
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Statements of Operations for the years ended December 31, 2014, 2013 and 2012
(in thousands of $, except per share data)

	2014	2013	2012
Operating revenues
Other income	635	590	338
Total operating revenues	635	590	338
Operating expenses
Administrative expenses	3,125	2,961	3,995
Total operating expenses	3,125	2,961	3,995
Net operating loss	(2,490)	(2,371)	(3,657)
Other income (expenses)
Interest income	169	552	1,009
Interest expense	(14,288)	(10,581)	(10,125)
Foreign currency exchange (loss) gain	(434)	51	249
Debt conversion expense	(41,067)	(12,654)	—
Dividends received, net	786	86	134
Other non-operating items, net	1,458	(28)	(22)
Net other expenses	(53,376)	(22,574)	(8,755)
Net loss before equity in net loss of subsidiaries	(55,866)	(24,945)	(12,412)
Equity in net loss of subsidiaries	(107,072)	(163,564)	(70,342)
Net loss	(162,938)	(188,509)	(82,754)

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Consolidated Statements of Comprehensive Loss for the years ended December 31, 2014, 2013 and 2012
(in thousands of $)

	2014	2013	2012
Comprehensive loss, net of tax
Net loss	(162,938)	(188,509)	(82,754)
Unrealized (losses) gains from marketable securities	(980)	915	527
Foreign currency translation gains (losses)	25	(63)	97
Other comprehensive (loss) income, net of tax	(955)	852	624
Comprehensive loss	(163,893)	(187,657)	(82,130)

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Consolidated Balance Sheets as of December 31, 2014 and 2013
(in thousands of $)

	2014	2013
ASSETS
Current Assets
Cash and cash equivalents	1,669	6,568
Restricted cash and investments	445	1,728
Marketable securities	2,516	3,373
Trade accounts receivable, net	—	18
Related party receivables	—	487
Other receivables	1,635	2,299
Prepaid expenses and accrued income	152	168
Total current assets	6,417	14,641
Long-term assets
Investments in and loans to affiliates, net	182,651	239,441
Deferred charges	153	696
Total assets	189,221	254,778
LIABILITIES AND DEFICIT
Current liabilities
Short-term debt and current portion of long-term debt	136,700	—
Related party payables	11,031	6,017
Trade accounts payable	325	279
Accrued expenses	1,837	2,487
Other current liabilities	196	268
Total current liabilities	150,089	9,051
Long-term liabilities
Long-term debt	—	200,000
Related party payables	109,952	72,610
Other long-term liabilities	161	69
Total liabilities	260,202	281,730
Commitments and contingencies
Deficit
Share capital (2014: 112,342,989 shares outstanding, par value $1.00. 2013: 86,511,713 shares outstanding, par value $1.00)	112,343	86,512
Additional paid in capital	244,018	149,985
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(4,258)	(3,303)
Retained deficit	(897,213)	(734,275)
Total deficit attributable to Frontline Ltd.	(70,981)	(26,952)
Total liabilities and deficit	189,221	254,778

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
(in thousands of $)

	2014	2013	2012

Net cash used in operating activities	(17,185)	(19,497)	(39,682)
Investing activities
Change in restricted cash	1,283	(1,578)	—
Loans from (to) associated companies	—	250	(250)
Investment in associated companies	—	(6,001)	(13,298)
Proceeds from sale of investment in associated companies	—	242	—
Proceeds from sale of shares in subsidiaries	49	—	—
Net cash provided by (used in) investing activities	1,332	(7,087)	(13,548)
Financing activities
Net proceeds from issuance of shares	52,934	4,802	—
Repayments of long-term debt	(35,877)	(2,250)	—
Related party loan note	(6,103)	—	—
Net cash provided by financing activities	10,954	2,552	—
Net change in cash and cash equivalents	(4,899)	(24,032)	(53,230)
Cash and cash equivalents at beginning of year	6,568	30,600	83,830
Cash and cash equivalents at end of year	1,669	6,568	30,600

Supplemental disclosure of cash flow information:
Interest paid	15,124	10,125	10,125
Income taxes paid	—	—	—

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Notes

Note 1—Basis of Presentation
In our financial statements, our investment in subsidiaries is stated at cost plus equity in the undistributed earnings of the subsidiaries. Our share of net loss of our subsidiaries is included in net loss using the equity method of accounting. The financial statements should be read in conjunction with our consolidated financial statements.

Note 2-Other
No cash dividend was paid to the registrant by subsidiaries for the years ended December 31, 2014, 2013 and 2012. The registrant received cash dividends from associated companies of $2.0 million in the year ended December 31, 2014 (2013: nil, 2012: nil).